2ndVote Society Defended ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.5%
Netherlands - 2.0%
Chemicals - 2.0%
LyondellBasell Industries NV - Class A	6,017	$564,936

United States - 96.5%
Aerospace & Defense - 5.8%
L3Harris Technologies, Inc.	3,838	753,169
Raytheon Technologies Corp.	8,845	866,191
		1,619,360
Biotechnology - 8.4%
AbbVie, Inc.	7,502	1,195,594
Regeneron Pharmaceuticals, Inc. (a)	1,423	1,169,236
		2,364,830
Capital Markets - 3.5%
Bank of New York Mellon Corp.	10,494	476,847
Charles Schwab Corp.	9,515	498,396
		975,243
Electric Utilities - 2.6%
NextEra Energy, Inc.	9,571	737,733
Electronic Equipment, Instruments & Components - 1.5%
Coherent Corp. (a)	11,279	429,504
Financial Services - 1.9%
Berkshire Hathaway, Inc. - Class B (a)	1,738	536,642
Health Care Equipment & Supplies - 2.7%
Stryker Corp.	2,630	750,786
Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	1,701	803,876
Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc. (a)	681	1,163,345
Insurance - 3.1%
Aflac, Inc.	13,328	859,923
Life Sciences Tools & Services - 1.3%
Danaher Corp.	1,487	374,783
Machinery - 6.5%
Caterpillar, Inc.	3,607	825,426
Xylem, Inc.	9,473	991,823
		1,817,249
Media - 5.0%
Fox Corp. - Class A	24,299	827,381
Interpublic Group of Cos.	15,766	587,126
		1,414,507
Metals & Mining - 2.9%
Steel Dynamics, Inc.	7,293	824,547
Oil, Gas & Consumable Fuels - 5.7%
Diamondback Energy, Inc.	6,128	828,322
EOG Resources, Inc.	6,628	759,767
		1,588,089
Real Estate Investment Trusts (REITs) - 3.2%
Regency Centers Corp.	6,350	388,493
Equinix, Inc.	695	501,123
		889,616
Semiconductors & Semiconductor Equipment - 10.5%
Broadcom, Inc.	1,490	955,894
Lam Research Corp.	1,756	930,891
Texas Instruments, Inc.	5,775	1,074,208
		2,960,993
Software - 11.7%
Fortinet, Inc. (a)	19,424	1,290,919
Oracle Corp.	10,475	973,337
ServiceNow, Inc. (a)	2,224	1,033,537
		3,297,793
Specialty Retail - 10.8%
Best Buy Co., Inc.	6,736	527,227
Lowe's Cos., Inc.	2,741	548,118
O'Reilly Automotive, Inc. (a)	1,554	1,319,315
Tractor Supply Co.	2,759	648,475
		3,043,135
Tobacco - 2.4%
Philip Morris International, Inc.	6,979	678,708
Total United States		27,130,662
TOTAL COMMON STOCKS (Cost $26,056,647)		27,695,598

SHORT-TERM INVESTMENTS - 1.5%
Money Market Fund - 1.5%
First American Government Obligations Fund — Class X, 4.64% (b)	431,097	431,097
TOTAL SHORT-TERM INVESTMENTS (Cost $431,097)		431,097

Total Investments (Cost $26,487,744) - 100.0%		28,126,695
Other Assets in Excess of Liabilities - 0.0%		12,045
TOTAL NET ASSETS - 100.0%		$28,138,740

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at March 31, 2023.

The Global Industry Classification Standard (GICS®)was developed by and/or is the exclusive property ofMSCI, Inc. and Standard & Poor’s Financial ServicesLLC (“S&P”).
GICS is a service mark of MSCI and S&Pand has been licensed for use by U.S. Bancorp FundServices, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).